Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000002037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		12.80%	10.23%	10.60%
C000002037 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 27,396	$ 27,396	$ 27,396	$ 22,891	$ 19,213	$ 22,964	$ 18,107	$ 15,867	$ 12,028	$ 12,703	$ 10,280	$ 9,451	$ 9,425
Average Annual Return, Percent		19.68%	11.54%	11.26%
C000002042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	14.77%	10.44%	10.42%
C000002042 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 26,943	$ 26,943	$ 26,943	22,684	19,180	23,099	18,350	16,202	12,373	13,171	10,742	9,952	10,000
Average Annual Return, Percent		18.77%	10.71%	10.42%
C000002043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	17.75%	10.71%	10.41%
C000002043 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 26,927	$ 26,927	$ 26,927	22,675	19,173	23,092	18,344	16,194	12,373	13,169	10,739	9,946	10,000
Average Annual Return, Percent		18.75%	10.71%	10.41%
C000002044 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 29,764	$ 29,764	$ 29,764	24,812	20,777	24,771	19,476	17,026	12,876	13,565	10,958	10,046	10,000
Average Annual Return, Percent		19.96%	11.82%	11.52%
C000002046 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 26,931	$ 26,931	$ 26,931	22,673	19,174	23,091	18,341	16,198	12,375	13,169	10,743	9,949	10,000
Average Annual Return, Percent		18.78%	10.70%	10.41%
C000002048 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 28,315	$ 28,315	$ 28,315	23,725	19,960	23,913	18,900	16,607	12,624	13,367	10,851	9,997	10,000
Average Annual Return, Percent		19.35%	11.26%	10.97%
C000002049 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 29,032	$ 29,032	$ 29,032	24,266	20,365	24,338	19,186	16,815	12,753	13,469	10,906	10,026	10,000
Average Annual Return, Percent		19.64%	11.54%	11.25%
C000002038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 29,765	$ 29,765	$ 29,765	24,808	20,769	24,767	19,477	17,028	12,878	13,570	10,958	10,048	10,000
Average Annual Return, Percent		19.98%	11.82%	11.52%
C000113374 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 30,011	$ 30,011	$ 30,011	24,999	20,912	24,914	19,578	17,099	12,921	13,606	10,979	10,058	10,000
Average Annual Return, Percent		20.05%	11.91%	11.62%
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 34,254	$ 34,254	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	[3]	25.02%	14.53%	13.10%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.